================================================================================

                               SEMI-ANNUAL REPORT
                               ------------------
                                  June 30, 2000
                               ------------------


                                 The Value Line
                                     Special
                                   Situations
                                   Fund, Inc.




                                     [LOGO]
                                 --------------
                                   VALUE LINE
                                    No-Load
                                     Mutual
                                     Funds

The Value Line Special Situations Fund, Inc.

                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Fellow Shareholders:

We are pleased to report continued strong performance by the Value Line Special Situations Fund. For the six months ending June 30th, your Fund gained 8.08%, versus a gain of 3.04% for the unmanaged Russell 2000 Index, the benchmark for small-capitalization stocks, and a loss of -.42% for the unmanaged Standard & Poor's 500, the large-cap index.

This was a particularly volatile period for the market, especially for the NASDAQ and technology stocks that comprise a large part of the Fund's portfolio. After wide swings, the NASDAQ Composite Index ended down for the six months. Your Fund weathered the period by sticking with companies showing strong earnings momentum and strong stock price momentum, reflecting powerful positions in their business niche. We find many such companies in the various technology subsectors, including semiconductors, specialty software, the internet, telecommunications, and electronics. After Keithley Instruments, a small-cap electronics company, reported strong first-quarter earnings in April, we purchased the stock at $27 a share in early May and saw it close June 30th at $87. We began purchasing equipment maker Tollgrade Communications in January at $30 a share (a near record-high at the time) and added more in March at $50 and in April at $64, and it closed June 30th at $132. Your Fund's top performer in the first half was Newport Corp., a fiber-optics firm purchased near the end of last year at under $12 a share (a near record-high at the time) that grew into our largest holding by June 30th at $107 a share, representing 1.2% of the Fund's assets. A number of the portfolio's other holdings, primarily in the technology or biotechnology sectors, doubled or tripled in the six-month period.

Our investment style is to cast our net widely, collect many promising small fish, and give them the room to grow. Those that suffer problems shrink into a tiny part of the portfolio and are usually sold. Those that succeed can grow into very large fish indeed. We hold over 400 stocks of all shapes and sizes in the portfolio.

This disciplined investment process, we believe, will continue to serve our shareholders well in these volatile markets. Thank you for investing with us.

                                       Sincerely,

                                       /s/ Jean Bernhard Buttner

                                       Jean Bernhard Buttner
                                       Chairman and President

August 4, 2000

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2

                                    The Value Line Special Situations Fund, Inc.

Special Situations Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The American economy appears to be on a somewhat slower growth track as we move through the early stages of the second half of calendar 2000. Evidence of this deceleration in business activity can be found in recent surveys on manufacturing, housing, auto sales, and employment. Overall, we now estimate that GDP growth will average 3.0%-3.5% during the third and fourth quarters. Thereafter, we would expect the pace of economic activity to hold at these comparatively restrained levels through at least the first half of 2001, as the succession of interest-rate hikes voted for by the Federal Reserve Board over the past year, or so, continues to have the hoped-for effect of stabilizing the economy at comfortable growth levels.

Inflationary pressures, meanwhile, continue to be held in check for the most part, with sustained increases in productivity and ongoing technological innovations being at least partially responsible for this comparative pricing stability. Nevertheless, a moderate increase in cost pressures could still evolve over the next few quarters, particularly if energy prices increase further and the aforementioned moderation in second-half GDP growth fails to evolve as we expect it will. The Federal Reserve, taking note of this potential for higher prices, meanwhile, is likely to keep a vigilant eye on the monetary situation, standing ready to raise interest rates further should it deem inflation to be a problem. Absent an unexpected price flareup, we believe the recent credit tightening cycle will shortly run its course.

*Performance Data:

                                                        Average       Growth of
                                                        Annual        an Assumed
                                                        Total         Investment
                                                        Return        of $10,000
                                                        ------        ----------
 1 year ended 6/30/2000 .....................           50.20%         $15,020
 5 years ended 6/30/2000 ....................           28.87%         $35,541
10 years ended 6/30/2000 ....................           18.72%         $55,608

* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost.

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                                                                               3

The Value Line Special Situations Fund, Inc.

Portfolio Highlights at June 30, 2000 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Holdings

                                                                                  Value        Percentage
Issue                                                             Shares     (in thousands)   of Net Assets
-----------------------------------------------------------------------------------------------------------

Newport Corp. ................................................     51,000         $5,476          1.1%
SDL, Inc. ....................................................     18,000          5,133          1.1
Calpine Corp. ................................................     72,000          4,734          1.0
Power-One, Inc. ..............................................     37,500          4,273          0.9
Check Point Software Technologies Ltd. .......................     19,000          4,023          0.8
TriQuint Semiconductor, Inc. .................................     39,800          3,808          0.8
TelCom Semiconductor, Inc. ...................................     89,000          3,566          0.7
Network Appliance, Inc. ......................................     42,000          3,381          0.7
BroadVision, Inc. ............................................     65,553          3,331          0.7
Millennium Pharmaceuticals, Inc. .............................     28,000          3,132          0.7

Five Largest Industry Categories
                                                                   Value         Percentage
Industry                                                      (in thousands)    of Net Assets
-----------------------------------------------------------------------------------------------------------

Computer Software & Services .................................   $ 56,584           11.8%
Semiconductor ................................................     51,345           10.7
Telecommunications Equipment .................................     34,963            7.3
Electronics ..................................................     33,015            6.9
Computer & Peripherals .......................................     29,963            6.3

Five Largest Net Security Purchases*
                                                                    Cost
Issue                                                          (in thousands)
-----------------------------------------------------------------------------------------------------------

Apple Computer, Inc. .........................................    $ 2,161
TelCom Semiconductor, Inc. ...................................      2,120
Aradigm Corp. ................................................      1,949
Aether Systems, Inc. .........................................      1,386
Corning Inc. .................................................      1,337

Five Largest Net Security Sales*
                                                                  Proceeds
Issue                                                          (in thousands)
-----------------------------------------------------------------------------------------------------------

General Electric Co. .........................................    $ 4,827
Microsoft Corp. ..............................................      3,885
Broadcom Corp. Class "A" .....................................      2,189
MedImmune, Inc. ..............................................      2,069
PMC-Sierra, Inc. .............................................      1,790

* For the six month period ended 06/30/00

--------------------------------------------------------------------------------
4

                                    The Value Line Special Situations Fund, Inc.

Schedule of Investments (unaudited)                                June 30, 2000
--------------------------------------------------------------------------------

                                                                       Value
  Shares                                                          (in thousands)
--------------------------------------------------------------------------------

COMMON STOCKS (96.3%)

             ADVERTISING (0.9%)

  21,000     Getty Images, Inc.*.....................................   $    778
  12,000     Omnicom Group, Inc......................................      1,069
  21,000     TMP Worldwide Inc.*.....................................      1,550
  21,000     True North
                 Communications, Inc.................................        924
                                                                        --------
                                                                           4,321

             AEROSPACE/
               DEFENSE (0.5%)
   8,500     Alliant Techsystems, Inc.*..............................        573
  20,000     Boeing Co...............................................        836
  20,000     General Dynamics Corp...................................      1,045
                                                                        --------
                                                                           2,454

             AIR TRANSPORT (0.2%)
  32,000     Atlantic Coast Airlines
                 Holdings, Inc.*.....................................      1,016

             BANK--MIDWEST (0.5%)
  12,000     Fifth Third Bancorp.....................................        759
  21,000     Northern Trust Corp.....................................      1,366
  13,230     Old Kent Financial Corp.................................        354
                                                                        --------
                                                                           2,479

             BEVERAGE--
               ALCOHOLIC (0.4%)
  13,000     Canandaigua Brands, Inc.
                 Class "A"*..........................................        656
  19,000     Coors (Adolph) Co.
                 Class "B"...........................................      1,149
                                                                        --------
                                                                           1,805

             BUILDING
               MATERIALS (0.1%)
  26,000     Insituform Technologies, Inc.
                 Class "A"*..........................................        705

             CABLE TV (0.4%)
  18,000     Antec Corp.*............................................        748
  42,000     EchoStar Communications
                 Corp. Class "A"*....................................      1,391
                                                                        --------
                                                                           2,139

             CHEMICAL--
               DIVERSIFIED (0.6%)
   8,000     Brady Corp. Class "A"...................................        260
  20,000     Eastman Chemical Company................................        955
  14,000     Millipore Corp..........................................      1,055
  20,900     Spartech Corp...........................................        565
                                                                        --------
                                                                           2,835

             CHEMICAL--
               SPECIALTY (0.2%)
  17,000     Avery Dennison Corp.....................................      1,141

             COMPUTER &
               PERIPHERALS (6.3%)
   8,000     Actel Corp.*............................................        365
  36,000     Apple Computer, Inc.*...................................      1,885
  18,000     Blue Wave Systems, Inc.*................................        186
   4,000     Breakaway Solutions, Inc.*..............................        108
  22,000     Cabletron Systems, Inc.*................................        555
  45,214     Cisco Systems, Inc.*....................................      2,874
  37,500     Cybex Computer
                 Products Corporation*...............................      1,589
  20,000     Dell Computer Corp.*....................................        986
  14,000     EMC Corp.*..............................................      1,077
  23,000     Emulex Corp.*...........................................      1,511
  12,000     Gateway, Inc.*..........................................        681
  10,000     Hewlett-Packard Co......................................      1,249
  40,000     InFocus Corporation*....................................      1,287
  15,000     M-Systems Flash Disk
                 Pioneers Ltd.*......................................      1,168
  30,000     MRV Communications, Inc.*...............................      2,017
   9,000     Mercury Computer
                 Systems, Inc.*......................................        291
  42,000     Network Appliance, Inc.*................................      3,381

--------------------------------------------------------------------------------
                                                                               5

The Value Line Special Situations Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

                                                                       Value
  Shares                                                          (in thousands)
--------------------------------------------------------------------------------

             COMPUTER &
               PERIPHERALS (6.3%)
               (Continued)
  20,000     Palm, Inc.*.............................................   $    668
  48,000     Pinnacle Systems, Inc.*.................................      1,079
  14,000     SanDisk Corp.*..........................................        857
  20,000     Silicon Storage
                 Technology, Inc.*...................................      1,766
  28,400     Sun Microsystems, Inc.*.................................      2,583
  23,000     Tech Data Corp.*........................................      1,002
  18,000     Zebra Technologies Corp.
                 Class "A"*..........................................        798
                                                                        --------
                                                                          29,963

             COMPUTER SOFTWARE &
               SERVICES (11.8%)
  50,000     Actuate Corp.*..........................................      2,669
  18,000     Adobe Systems, Inc......................................      2,340
  20,000     Advanced Digital
                 Information Corp.*..................................        319
  13,000     Advent Software, Inc.*..................................        839
   9,000     Apex, Inc.*.............................................        394
  24,000     AremisSoft Corp.*.......................................        747
  24,000     Aspen Technology, Inc.*.................................        924
  26,000     BEA Systems, Inc.*......................................      1,285
  16,000     Brio Technology, Inc.*..................................        339
  65,553     BroadVision, Inc.*......................................      3,331
  26,000     Business Objects S.A. (ADR)*............................      2,291
  19,000     Check Point Software
                 Technologies Ltd. *.................................      4,023
  17,000     Citrix Systems, Inc.*...................................        322
  13,000     Clarus Corporation*.....................................        505
  30,000     Cognizant Technology
                 Solutions Corp. Class "A"*..........................        996
  34,000     Cognos Inc.*............................................      1,407
  24,000     Comverse Technology, Inc.*..............................      2,232
   4,000     DST Systems, Inc.*......................................        305
  12,000     Datastream Systems, Inc.*...............................        150
  31,500     Dendrite International, Inc.*...........................      1,049
  16,000     Documentum, Inc.*.......................................      1,430
   9,000     E.piphany, Inc.*........................................        965
  21,000     Fiserv, Inc.*...........................................        908
  32,000     Henry (Jack) & Associates, Inc..........................      1,604
   9,800     i2 Technologies, Inc.*..................................      1,022
   5,500     Inktomi Corp.*..........................................        650
  18,000     IONA Technologies
                 PLC (ADR)*..........................................      1,134
  26,000     Macrovision Corp.*......................................      1,662
  27,000     Mercury Interactive Corp.*..............................      2,612
  10,000     Micromuse, Inc.*........................................      1,655
  18,000     MicroStrategy Inc. Class "A"*...........................        540
  38,250     Paychex, Inc............................................      1,606
  44,250     Peregrine Systems, Inc.*................................      1,535
   3,000     RSA Security Inc.*......................................        208
  13,000     Rational Software Corp.*................................      1,208
  30,000     Red Hat, Inc.*..........................................        812
  19,000     Remedy Corp.*...........................................      1,059
  24,000     ScanSource, Inc.*.......................................        933
  18,000     Siebel Systems, Inc.*...................................      2,944
   1,000     SilverStream Software, Inc.*............................         58
   5,000     Software.com, Inc.*.....................................        649
  36,000     Sybase, Inc.*...........................................        828
  14,000     TIBCO Software, Inc.*...................................      1,501
  15,750     Veritas Software Corp.*.................................      1,780
  62,000     Zomax, Inc.*............................................        814
                                                                        --------
                                                                          56,584

             DIVERSIFIED
             COMPANIES (0.6%)
  11,000     American Standard
                 Companies, Inc.*....................................        451
  13,000     Textron, Inc............................................        706
  24,000     Tyco International Ltd..................................      1,137
   7,000     United Technologies Corp................................        412
                                                                        --------
                                                                           2,706

             DRUG (5.9%)
   4,000     Abgenix, Inc.*..........................................        479
  30,000     Andrx Corp.*............................................      1,918
  27,000     Celgene Corp.*..........................................      1,590
   8,000     Cephalon, Inc.*.........................................        479

--------------------------------------------------------------------------------
6

                                    The Value Line Special Situations Fund, Inc.

                                                                   June 30, 2000
--------------------------------------------------------------------------------

                                                                       Value
  Shares                                                          (in thousands)
--------------------------------------------------------------------------------

             DRUG (5.9%) (Coninued)
  16,000     CuraGen Corp.*..........................................   $    609
  29,000     DUSA Pharmaceuticals, Inc.*.............................        855
  11,000     Forest Laboratories, Inc.*..............................      1,111
  14,000     Gene Logic, Inc.*.......................................        500
   9,000     Genentech, Inc.*........................................      1,548
  10,000     Hyseq, Inc.*............................................        454
   2,000     ImClone Systems, Inc.*..................................        153
  18,000     Immunex Corp.*..........................................        890
   2,000     Invitrogen Corp.*.......................................        150
  64,500     Ivax Corp.*.............................................      2,677
  36,750     Jones Pharma Incorporated...............................      1,468
  58,500     King Pharmaceuticals, Inc.*.............................      2,567
   4,000     Medicis Pharmaceutical Corp.
                 Class "A"*..........................................        228
  28,000     Millennium Pharmaceuticals,
                 Inc.*...............................................      3,132
  44,000     NBTY, Inc.*.............................................        281
   6,000     PE Corporation-Celera
                 Genomic Group*......................................        561
   4,000     Pharmacopeia, Inc.*.....................................        186
  12,000     Sepracor, Inc.*.........................................      1,447
  16,682     Shire Pharmaceuticals
                 Group PLC (ADR)*....................................        865
  24,000     Teva Pharmaceutical
                 Industries, Ltd. (ADR)..............................      1,331
  34,000     Titan Pharmaceuticals, Inc.*............................      1,462
  20,000     Watson Pharmaceuticals, Inc.*...........................      1,075
                                                                        --------
                                                                          28,016

             EDUCATIONAL
               SERVICES (0.5%)
  10,000     Career Education Corp.*.................................        485
  11,000     Learning Tree
                 International, Inc.*................................        674
  22,000     National Computer
                 Systems, Inc........................................      1,083
                                                                        --------
                                                                           2,242

             ELECTRIC UTILITY--
               CENTRAL (0.4%)
  39,600     AES Corp. (The)*........................................      1,807

             ELECTRIC UTILITY--
               WEST (1.0%)
  72,000     Calpine Corp.*..........................................      4,734

             ELECTRICAL
               EQUIPMENT (3.4%)
  20,000     AVX Corp................................................        459
  32,000     Belden, Inc.............................................        820
   8,000     Brooks Automation, Inc.*................................        511
  30,000     C&D Technologies, Inc...................................      1,695
  17,000     Cable Design
                 Technologies Corp...................................        570
   6,500     Corning Inc.............................................      1,754
  14,000     General Electric Co.....................................        742
  14,000     Kopin Corp.*............................................        969
  15,000     Merix Corp.*............................................        705
  28,000     Power Integrations, Inc.*...............................        660
  37,500     Power-One, Inc.*........................................      4,273
  25,000     Semtech Corp.*..........................................      1,912
  12,500     Technitrol, Inc.........................................      1,211
                                                                        --------
                                                                          16,281

             ELECTRONICS (6.9%)
  29,000     Adaptive Broadband Corp.*...............................      1,066
  24,000     Alpha Industries, Inc.*.................................      1,058
  12,000     Amphenol Corp. Class "A"*...............................        794
  22,500     ANADIGICS, Inc.*........................................        766
   3,000     Anaren Microwave, Inc.*.................................        394
   3,000     Artesyn Technologies, Inc.*.............................         83
  13,000     Avnet, Inc..............................................        770
  12,000     CTS Corp................................................        540
  13,000     Creative Technology, Ltd................................        310
  21,000     Cree, Inc.*.............................................      2,804
   4,000     Diodes, Inc.*...........................................        172
  12,000     Exar Corp.*.............................................      1,046
  37,320     Flextronics International Ltd.*.........................      2,563
  26,000     Gemstar International
                 Group Ltd.*.........................................      1,598
  25,984     JDS Uniphase Corp.*.....................................      3,115
  14,000     KEMET Corp.*............................................        351

--------------------------------------------------------------------------------
                                                                               7

The Value Line Special Situations Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

                                                                       Value
  Shares                                                          (in thousands)
--------------------------------------------------------------------------------

             ELECTRONICS (6.9%)
               (Continued)
  26,000     Micrel, Inc.*...........................................   $  1,129
   4,000     Parkervision, Inc.*.....................................        202
  17,000     Plexus Corp.*...........................................      1,921
  41,812     Symbol Technologies, Inc................................      2,258
  40,000     Three-Five Systems, Inc.*...............................      2,360
  48,000     Titan Corp.*............................................      2,148
  46,000     Universal Electronics Inc.*.............................      1,130
  31,000     Varian Medical Systems, Inc.............................      1,213
  45,000     Viasystems Group, Inc.*.................................        728
  18,000     Virata Corporation*.....................................      1,073
  37,500     Vishay Intertechnology, Inc.*...........................      1,423
                                                                        --------
                                                                          33,015

             ENTERTAINMENT (2.1%)
  17,985     AMFM Inc.*..............................................      1,241
   9,629     Clear Channel
                 Communications, Inc.*...............................        722
  39,000     Cox Radio, Inc. Class "A"*..............................      1,092
  20,000     Emmis Communications Corp.
                 Class "A"*..........................................        828
  16,800     Entercom Com-
                 munications Corp.*..................................        819
  16,000     Hispanic Broadcasting Corp.*............................        530
  12,000     TCI Satellite Entertainment,
                 Inc. Class "A"*.....................................        104
  14,000     Time Warner, Inc........................................      1,064
  32,000     USA Networks, Inc.*.....................................        692
  16,000     Univision Communications,
                 Inc. Class "A"*.....................................      1,656
  20,615     Viacom, Inc. Class "B"*.................................      1,406
                                                                        --------
                                                                          10,154

             FINANCIAL SERVICES--
               DIVERSIFIED (0.6%)
   4,000     American General Corp...................................        244
  16,000     Capital One Financial Corp..............................        714
  21,000     Citigroup, Inc..........................................      1,265
   7,500     Providian Financial Corp................................        675
                                                                        --------
                                                                           2,898

             FOOD PROCESSING (0.4%)
  15,000     Keebler Foods Co........................................        557
  22,000     McCormick & Co., Inc....................................        715
   6,000     Quaker Oats Company (The)...............................        451
                                                                        --------
                                                                           1,723

             FOOD
               WHOLESALERS (0.3%)
  30,000     SYSCO Corp..............................................      1,264

             FOREIGN ELECTRONICS/
               ENTERTAINMENT (0.6%)
  50,000     ARM Holdings plc (ADR)*.................................      1,644
   3,000     Epcos AG (ADR)*.........................................        295
  15,000     Koninklijke Philips
                 Electronics N.V. (ADR)..............................        713
                                                                        --------
                                                                           2,652

             FOREIGN
               TELECOMMUNICATIONS
               (2.1%)
  18,000     Alcatel (ADR)...........................................      1,197
  20,000     AT & T Canada, Inc.
                 Class "B" (ADR)*....................................        664
  64,000     Ericsson (L.M.)  Telephone Co.
                 (ADR) Class "B".....................................      1,280
  17,000     Euro99.Com A/S (ADR)*...................................        112
  36,000     Nokia Corp. (ADR).......................................      1,798
  41,480     Nortel Networks Corp....................................      2,831
  23,000     SK Telecom Ltd. (ADR)*..................................        835
 24,000      Telefonos de Mexico
                 S.A. de CV (ADR)....................................      1,371
                                                                        --------
                                                                          10,088

             FURNITURE/HOME
               FURNISHINGS (0.1%)
  19,500     Ethan Allen Interiors, Inc..............................        468

             GROCERY (0.2%)
  47,000     Kroger Co.*.............................................      1,037

--------------------------------------------------------------------------------
8

                                    The Value Line Special Situations Fund, Inc.

                                                                   June 30, 2000
--------------------------------------------------------------------------------

                                                                       Value
  Shares                                                          (in thousands)
--------------------------------------------------------------------------------

             HEALTHCARE
               INFORMATION
               SYSTEMS (0.1%)
  84,000     Hooper Holmes, Inc......................................   $    672

             HOME APPLIANCE (0.1%)
  10,000     Whirlpool Corp..........................................        466

             HOTEL/GAMING (0.5%)
  55,000     Argosy Gaming Company*..................................        791
  17,000     MGM Grand, Inc.*........................................        546
  36,000     Station Casinos, Inc.*..................................        900
                                                                        --------
                                                                           2,237

             HOUSEHOLD
               PRODUCTS (0.3%)
  18,000     Church & Dwight Co., Inc................................        324
  21,000     Salton, Inc.*...........................................        774
  10,000     Scotts Company (The)
                 Class "A"*..........................................        365
                                                                        --------
                                                                           1,463

             INDUSTRIAL
               SERVICES (2.3%)
  12,000     Administaff, Inc.*......................................        762
  12,000     Amdocs Ltd.*............................................        921
   6,000     Catalina Marketing Corp.*...............................        612
  28,000     Celestica, Inc.*........................................      1,390
  22,000     Convergys Corp.*........................................      1,141
  22,500     Quanta Services, Inc.*..................................      1,237
  62,000     Robert Half International, Inc.*........................      1,767
  23,000     SmartForce PLC (ADR)*...................................      1,104
  23,000     StarTek, Inc.*..........................................      1,159
  26,000     TeleTech Holdings, Inc.*................................        808
                                                                        --------
                                                                          10,901

             INTERNET (3.0%)
   9,000     Akamai Technologies, Inc.*..............................      1,069
   9,000     America Online, Inc.*...................................        475
   1,800     Be Free, Inc.*..........................................         16
  20,000     chinadotcom corporation
                 Class "A"*..........................................        409
  22,000     Digital Island, Inc.*...................................      1,070
  56,000     Exodus Communications, Inc.*............................      2,579
   6,000     F5 Networks, Inc.*......................................        327
   9,000     iBasis, Inc.*...........................................        388
   8,000     Internet Capital Group, Inc.*...........................        296
   8,000     JNI Corporation*........................................        253
  19,000     Kana Communications, Inc.*..............................      1,176
   6,000     Keynote Systems, Inc.*..................................        423
   6,000     Liberate Technologies*..................................        176
  17,000     Macromedia, Inc.*.......................................      1,644
  14,000     Netopia, Inc.*..........................................        564
   2,000     ONI Systems Corp*.......................................        234
  16,000     Portal Software, Inc.*..................................      1,022
  15,000     S1 Corp.*...............................................        350
  34,000     Sequoia Software Corp.*.................................        557
   5,000     Turnstone Systems, Inc.*................................        828
   5,000     Ventro Corporation*.....................................         94
   4,000     Vitria Technology, Inc.*................................        244
                                                                        --------
                                                                          14,194

             MACHINERY (0.7%)
  26,000     Donaldson Co., Inc......................................        513
  28,000     Dover Corp..............................................      1,136
  18,000     Helix Technology Corp...................................        702
  16,000     PRI Automation, Inc.*...................................      1,046
                                                                        --------
                                                                           3,397

             MANUFACTURED HOUSING/
               RECREATIONAL
               VEHICLE (0.1%)
  15,000     Oshkosh Truck Corp......................................        536

             MEDICAL SERVICES (1.8%)
  22,000     Advance Paradigm, Inc.*.................................        451
   7,000     Affymetrix, Inc.*.......................................      1,156
  27,000     Excel Technology, Inc.*.................................      1,358
   4,000     Myriad Genetics, Inc.*..................................        592
  39,000     Oxford Health Plans, Inc.*..............................        929
  21,000     Quest Diagnostics, Inc.*................................      1,503
   8,000     Syncor International Corp.*.............................        576
  34,000     Tenet Healthcare Corp.*.................................        918

--------------------------------------------------------------------------------
                                                                               9

The Value Line Special Situations Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

                                                                       Value
  Shares                                                          (in thousands)
--------------------------------------------------------------------------------

             MEDICAL SERVICES (1.8%)
               (Continued)
  14,000     Triad Hospitals, Inc.*..................................   $    339
  11,000     Wellpoint Health
                 Networks, Inc.*.....................................        797
                                                                        --------
                                                                           8,619

             MEDICAL SUPPLIES (3.6%)
  23,400     Allergan, Inc...........................................      1,743
  25,000     Alpharma Inc. Class "A".................................      1,556
   7,000     AmeriSource Health Corp.
                 Class "A"*..........................................        217
 123,000     Aradigm Corp.*..........................................      2,153
  13,000     ArthroCare Corp.*.......................................        692
  32,444     Bindley Western Industries, Inc.........................        858
  32,000     Cytyc Corp.*............................................      1,708
   8,000     Digene Corp.*...........................................        323
  21,800     Inamed Corp.*...........................................        798
  22,702     Medtronic, Inc..........................................      1,131
  17,000     Patterson Dental Co.*...................................        867
  29,000     PolyMedica Corp.*.......................................      1,254
  30,600     ResMed Inc.*............................................        819
  28,000     SonoSite, Inc.*.........................................        807
  16,000     Techne Corp.*...........................................      2,080
                                                                        --------
                                                                          17,006

             NATURAL GAS--
               DIVERSIFIED (0.6%)
  17,000     Dynegy, Inc.............................................      1,161
  24,000     Enron Corp..............................................      1,548
                                                                        --------
                                                                           2,709

             NEWSPAPER (0.4%)
  18,000     Dow Jones & Co., Inc....................................      1,318
  17,000     Tribune Co..............................................        595
                                                                        --------
                                                                           1,913

             OFFICE EQUIPMENT &
               SUPPLIES (0.1%)
   9,000     Lexmark International, Inc.
                 Class "A"*..........................................        605

             OILFIELD SERVICES/
               EQUIPMENT (0.4%)
   2,000     Cooper Cameron Corp.*...................................        132
  42,000     Hanover Compressor Co.*.................................      1,596
                                                                        --------
                                                                           1,728

             PRECISION
               INSTRUMENT (4.2%)
   3,814     Agilent Technologies, Inc.*.............................        281
  14,000     Cognex Corp.*...........................................        725
  24,000     Keithley Instruments, Inc...............................      2,091
   8,000     LTX Corp.*..............................................        280
  27,000     Mettler Toledo
                 International, Inc.*................................      1,080
  51,000     Newport Corp............................................      5,476
  21,000     Orbotech Ltd.*..........................................      1,950
  27,000     PerkinElmer, Inc........................................      1,785
  31,000     Sybron International Corp.*.............................        614
  17,000     Tektronix, Inc..........................................      1,258
  34,000     Varian, Inc.*...........................................      1,568
  23,000     Waters Corp.*...........................................      2,871
                                                                        --------
                                                                          19,979

             PUBLISHING (0.5%)
  18,000     McGraw-Hill Companies, Inc..............................        972
  27,000     Reader's Digest
                 Association, Inc. Class "A" ........................      1,073
   5,000     Reuters Group PLC (ADR).................................        500
                                                                        --------
                                                                           2,545

             R.E.I.T. (0.2%)
  14,000     Pinnacle Holdings, Inc.*................................        756

             RECREATION (0.3%)
   8,000     Electronic Arts Inc.*...................................        583
  24,000     Harley-Davidson, Inc....................................        924
                                                                        --------
                                                                           1,507

--------------------------------------------------------------------------------
10

                                    The Value Line Special Situations Fund, Inc.

                                                                   June 30, 2000
--------------------------------------------------------------------------------

                                                                       Value
  Shares                                                          (in thousands)
--------------------------------------------------------------------------------

             RESTAURANT (1.2%)
  28,000     Applebee's International, Inc...........................   $    849
  26,000     Brinker International, Inc.*............................        761
   5,000     CEC Entertainment, Inc.*................................        128
  45,000     Cheesecake Factory,
                Inc. (The)*..........................................      1,237
  32,000     Darden Restaurants, Inc.................................        520
  30,000     Jack In The Box, Inc.*..................................        739
  60,800     Ruby Tuesday, Inc.......................................        764
  25,000     Sonic Corp.*............................................        734
                                                                        --------
                                                                           5,732

             RETAIL BUILDING
               SUPPLY (0.5%)
  16,000     Fastenal Co.............................................        810
  22,500     Home Depot, Inc. (The)..................................      1,123
  15,600     Lowe's Companies, Inc...................................        641
                                                                        --------
                                                                           2,574

             RETAIL--SPECIAL
               LINES (3.3%)
  37,000     Audiovox Corp. Class "A"................................        816
  28,000     Bed Bath & Beyond Inc.*.................................      1,015
  16,000     CDW Computer Centers, Inc.*.............................      1,000
  48,000     Chico's FAS, Inc.*......................................        960
  16,400     Circuit City Stores, Inc.-
                 Circuit City Group .................................        544
  25,500     Cost Plus, Inc.*........................................        732
  17,625     Dollar Tree Stores, Inc.*...............................        697
  19,000     Gap, Inc. (The).........................................        594
   4,000     Gucci Group N.V.........................................        379
  23,000     Insight Enterprises, Inc.*..............................      1,364
  57,000     Intertan, Inc.*.........................................        670
  43,800     Intimate Brands, Inc.
                 Class "A"...........................................        865
  19,000     Linens `N' Things, Inc.*................................        516
  21,000     Michaels Stores, Inc.*..................................        962
  27,000     Quiksilver, Inc.*.......................................        420
  16,000     RadioShack Corp.........................................        758
  12,000     Sonic Automotive, Inc.
                 Class "A"*..........................................        128
  17,000     Talbots, Inc. (The).....................................        934
  16,000     Tiffany & Co............................................      1,080
  23,000     ValueVision International, Inc.
                 Class "A"*..........................................        552
  18,000     Zale Corp.*.............................................        657
                                                                        --------
                                                                          15,643

             RETAIL STORE (1.2%)
  25,000     BJ's Wholesale Club Inc.*...............................        825
  51,000     Family Dollar Stores, Inc...............................        998
  19,200     Kohl's Corp.*...........................................      1,068
  12,000     Target Corp.............................................        696
  34,000     Wal-Mart Stores, Inc....................................      1,959
                                                                        --------
                                                                           5,546

             SECURITIES
               BROKERAGE (0.2%)
  13,000     Morgan Stanley
                 Dean Witter & Co....................................      1,082

             SEMICONDUCTOR (10.7%)
  29,000     ASM International N.V.*.................................        769
  17,000     Advanced Micro Devices, Inc.*...........................      1,313
  21,000     Amkor Technology, Inc.*.................................        742
  22,000     Analog Devices, Inc.*...................................      1,672
  30,000     Applied Micro Circuits Corp.*...........................      2,963
  17,000     Asyst Technologies, Inc.*...............................        582
  25,000     Atmel Corp.*............................................        922
   8,000     C-Cube Microsystems Inc.*...............................        157
  24,000     Conexant Systems, Inc.*.................................      1,167
  29,000     Cypress Semiconductor Corp.*............................      1,225
  24,000     Dallas Semiconductor Corp...............................        978
   9,000     Electroglas, Inc.*......................................        194
  21,000     Fairchild Semiconductor
                 International, Inc. Class "A"*......................        850
  19,000     IBIS Technology Corp.*..................................      1,147
  20,000     Integrated Device
                 Technology, Inc.*...................................      1,198
  24,000     International Rectifier Corp.*..........................      1,344
  25,500     Lam Research Corp.*.....................................        956
  17,000     Lattice Semiconductor Corp.*............................      1,175

--------------------------------------------------------------------------------
                                                                              11

The Value Line Special Situations Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

                                                                       Value
  Shares                                                          (in thousands)
--------------------------------------------------------------------------------

             SEMICONDUCTOR (10.7%)
               (Continued)
  20,000     Linear Technology Corp..................................   $  1,279
  24,000     Mattson Technology, Inc.*...............................        780
  17,000     Maxim Integrated
                 Products, Inc.*.....................................      1,155
  40,000     NVIDIA Corp.*...........................................      2,542
  17,000     Nanometrics, Inc.*......................................        700
   3,000     National Semiconductor
                 Corp.*..............................................        170
  17,000     PMC-Sierra, Inc.*.......................................      3,021
  24,000     Pericom Semiconductor
                 Corp.*..............................................      1,632
  22,000     QLogic Corp.*...........................................      1,453
  18,000     SDL, Inc.*..............................................      5,133
  17,000     Silicon Image, Inc.*....................................        848
  15,000     STMicroelectronics N.V..................................        963
     900     Stratos Lightwave, Inc.*................................         25
  89,000     TelCom Semiconductor, Inc.*.............................      3,566
  33,000     TranSwitch Corp.*.......................................      2,547
  39,800     TriQuint Semiconductor, Inc.*...........................      3,808
  26,000     Varian Semiconductor
                 Equipment Associates, Inc.*.........................      1,633
  10,000     Vitesse Semiconductor Corp.*............................        736
                                                                        --------
                                                                          51,345

             SEMICONDUCTOR
               CAPITAL
               EQUIPMENT (0.7%)
  13,000     Altera Corp.*...........................................      1,325
  22,000     Electro Scientific
                 Industries, Inc.*...................................        969
  19,000     Kulicke & Soffa
                 Industries Inc.*....................................      1,128
                                                                        --------
                                                                           3,422

             SHOE (0.4%)
  18,000     Kenneth Cole Productions, Inc.
                 Class "A"*..........................................        720
  16,000     Timberland Co. Class "A"*...............................      1,133
                                                                        --------
                                                                           1,853

             TELECOMMUNICATIONS
               EQUIPMENT (7.3%)
  24,000     ADC Telecommunications,
                 Inc.*...............................................      2,013
  16,000     Andrew Corp.*...........................................        537
  27,000     Anixter International, Inc.*............................        716
  17,000     Aspect Communications
                 Corp.*..............................................        668
  21,000     C-Cor.net Corp.*........................................        567
  32,000     California Amplifier, Inc.*.............................      1,464
  25,000     CommScope, Inc.*........................................      1,025
  28,000     DSP Group, Inc.*........................................      1,568
  10,000     Ditech Communications
                 Corp.*..............................................        946
  11,000     E-TEK Dynamics, Inc.*...................................      2,902
   3,000     Efficient Networks, Inc.*...............................        221
  12,000     General Motors Corp.
                 Class "H"*..........................................      1,053
  11,000     Gilat Satellite Networks Ltd.*..........................        763
  15,000     GlobeSpan, Inc.*........................................      1,831
  22,341     Harmonic, Inc.*.........................................        553
  38,000     International Fibercom, Inc.*...........................        969
   7,500     MasTec, Inc.*...........................................        286
   2,000     Natural MicroSystems Corp.*.............................        225
   5,000     NICE Systems Ltd. (ADR)*................................        386
  62,000     Oak Technology, Inc.*...................................      1,337
  33,000     Polycom, Inc.*..........................................      3,105
  48,000     Powerwave Technologies,
                 Inc.*...............................................      2,112
   9,000     QUALCOMM Inc.*..........................................        540
  21,000     REMEC, Inc.*............................................        879
  34,000     Scientific-Atlanta, Inc.................................      2,533
  26,000     SpectraSite Holdings, Inc.*.............................        738
  27,000     Tekelec*................................................      1,301
  16,000     Tellabs, Inc.*..........................................      1,095
  16,000     Tollgrade
                 Communications, Inc.*...............................      2,120
  34,000     Westell Technologies, Inc.
                 Class "A"*..........................................        510
                                                                        --------
                                                                          34,963

--------------------------------------------------------------------------------
12

                                    The Value Line Special Situations Fund, Inc.

                                                                   June 30, 2000
--------------------------------------------------------------------------------

                                                                       Value
  Shares                                                          (in thousands)
--------------------------------------------------------------------------------

             TELECOMMUNICATION
               SERVICES (3.2%)
  12,000     ACTV, Inc.*.............................................   $    179
  11,000     ADTRAN, Inc.*...........................................        659
  15,000     Allegiance Telecom, Inc.*...............................        960
  32,000     BroadWing Inc.*.........................................        830
  17,500     Celeritek, Inc.*........................................        714
  14,000     Copper Mountain
                 Networks, Inc.*.....................................      1,234
   6,000     Digital Lightwave, Inc.*................................        603
  27,000     DyCom Industries, Inc.*.................................      1,242
  16,000     Global Crossing Ltd.*...................................        421
   3,000     LCC International, Inc.
                 Class "A"*..........................................         82
   5,000     MGC Communications, Inc.*...............................        300
  12,000     MediaOne Group, Inc.*...................................        796
  54,000     Metromedia Fiber Network,
                 Inc. Class "A"*.....................................      2,143
  18,000     Nextel Communications, Inc.
                 Class "A"*..........................................      1,101
  22,000     NEXTLINK
                 Communications, Inc.
                 Class "A"*..........................................        835
     400     Pac-West Telecomm, Inc.*................................          8
  16,000     Qwest Communications
                 International, Inc.*................................        795
  16,000     Sprint Corporation
                 (PCS Group)*........................................        952
   9,000     Sycamore Networks, Inc.*................................        993
   8,000     TV Guide, Inc. Class "A"*...............................        274
                                                                        --------
                                                                          15,121

             TRUCKING/
               TRANSPORTATION
               LEASING (0.1%)
  11,000     Landstar System, Inc.*..................................        655

             WIRELESS
               NETWORKING (1.3%)
   7,500     Aether Systems, Inc.*...................................      1,538
  35,000     Puma Technology, Inc.*..................................        938
  28,000     RF Micro Devices Inc.*..................................      2,454
  20,000     Sawtek Inc.*............................................      1,151
                                                                        --------
                                                                           6,081
                                                                        --------
             TOTAL COMMON STOCKS
                 AND TOTAL INVESTMENT SECURITIES (96.3%)
                 (Cost $286,207,000) ................................    459,777
                                                                        --------

                                                                      Value
  Principal                                                      (in thousands
    Amount                                                      except per share
(in thousands)                                                       amount)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT (1.0%)
(including accrued interest)


  $5,000     Collateralized by $4,690,000
                       U.S. Treasury Bonds
                       6.625%, due 2/15/27,
                       with a value of $5,098,000
                       (with Warburg Dillon
                       Read LLC, 6.20%,
                       dated 6/30/00, due 7/3/00,
                       delivery value $5,002,583) ...................   $  5,001

CASH AND OTHER ASSETS LESS
LIABILITIES (2.7%)  .................................................     12,879
                                                                        --------


NET ASSETS (100.0%)     .............................................   $477,657
                                                                        ========


NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER
OUTSTANDING SHARE
($477,657,198 / 16,313,067 shares
outstanding)                                                            $  29.28
                                                                        ========

* Non-income producing

(ADR) American Depositary Receipts.


See Notes to Financial Statements

--------------------------------------------------------------------------------
                                                                              13

The Value Line Special Situations Fund, Inc.

Statement of Assets and Liabilities
at June 30, 2000 (unaudited)
--------------------------------------------------------------------------------

                                                                 (In thousands
                                                                except per share
                                                                     amount)
                                                                ----------------
Assets:
Investment securities, at value
  (Cost - $286,207) ....................................           $    459,777
Repurchase agreement (Cost - $5,001) ...................                  5,001
Cash ...................................................                     26
Receivable for capital shares sold .....................                 11,194
Receivable for securities sold .........................                  5,354
Dividends receivable ...................................                     49
Prepaid expenses .......................................                      7
                                                                   ------------
      Total Assets .....................................                481,408
                                                                   ------------
Liabilities:
Payable for securities purchased .......................                  2,771
Payable for capital shares repurchased .................                    623
Accrued expenses:
  Advisory fee .........................................                    285
  Other ................................................                     72
                                                                   ------------
      Total Liabilities ................................                  3,751
                                                                   ------------
Net Assets .............................................           $    477,657
                                                                   ============
Net Assets consist of:
Capital stock, at $1.00 par value
  (authorized 100,000,000,
  outstanding 16,313,067 shares) .......................           $     16,313
Additional paid-in capital .............................                250,120
Accumulated net investment loss ........................                 (1,380)
Undistributed net realized gain
  on investments .......................................                 39,034
Net unrealized appreciation of
  investments ..........................................                173,570
                                                                   ------------
Net Assets .............................................           $    477,657
                                                                   ============
Net Asset Value, Offering and
  Redemption Price per
  Outstanding Share
  ($477,657,198 / 16,313,067
  shares outstanding) ..................................           $      29.28
                                                                   ============


Statement of Operations
for the six months ended June 30, 2000 (unaudited)
--------------------------------------------------------------------------------

                                                                  (In thousands)
                                                                   ------------
Investment Income:
Dividends (Net of foreign
  withholding taxes of $5) ...............................             $    385
Interest .................................................                  245
                                                                       --------
      Total Income .......................................                  630
                                                                       --------
Expenses:
Advisory fee .............................................                1,725
Transfer agent ...........................................                   80
Custodian fees ...........................................                   53
Registration fees ........................................                   38
Insurance, dues and other ................................                   28
Printing .................................................                   26
Postage ..................................................                   22
Auditing and legal fees ..................................                   19
Telephone ................................................                   16
Directors' fees and expenses .............................                    7
                                                                       --------
      Total Expenses Before
        Custody Credits ..................................                2,014
      Less: Custody Credits ..............................                   (4)
                                                                       --------
      Net Expenses .......................................                2,010
                                                                       --------
Net Investment Loss ......................................               (1,380)
                                                                       --------
Net Realized and Unrealized
  Gain on Investments:
    Net Realized Gain ....................................               27,994
    Change in Net Unrealized
      Appreciation .......................................                6,768
                                                                       --------
Net Realized Gain and Change in
  Net Unrealized Appreciation
  on Investments .........................................               34,762
                                                                       --------
Net Increase in Net Assets
  from Operations ........................................             $ 33,382
                                                                       ========

See Notes to Financial Statements.

--------------------------------------------------------------------------------
14

                                    The Value Line Special Situations Fund, Inc.

Statement of Changes in Net Assets
for the six months ended June 30, 2000 (unaudited) and for the year ended December 31, 1999
-------------------------------------------------------------------------------------------------
                                                                     Six Months
                                                                        Ended         Year Ended
                                                                    June 30, 2000    December 31,
                                                                     (unaudited)         1999
                                                                    -----------------------------
                                                                            (In thousands)
Operations:
  Net investment loss .......................................        $  (1,380)        $    (546)
  Net realized gain on investments ..........................           27,994            26,531
  Change in net unrealized appreciation .....................            6,768           120,734
                                                                     ---------------------------
  Net increase in net assets from operations ................           33,382           146,719
                                                                     ---------------------------

Distributions to Shareholders:
  Net realized gain from investment transactions ............             --             (20,029)
                                                                     ---------------------------

Capital Share Transactions:
  Proceeds from sale of shares ..............................          475,789           382,615
  Proceeds from reinvestment of distributions to shareholders             --              19,484
  Cost of shares repurchased ................................         (452,545)         (298,392)
                                                                     ---------------------------
  Net increase from capital share transactions ..............           23,244           103,707
                                                                     ---------------------------

Total Increase in Net Assets ................................           56,626           230,397

Net Assets:
  Beginning of period .......................................          421,031           190,634
                                                                     ---------------------------
  End of period .............................................        $ 477,657         $ 421,031
                                                                     ===========================

Accumulated Net Investment Loss, at End of Period ...........        $  (1,380)        $    --
                                                                     ===========================

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                                              15

The Value Line Special Situations Fund, Inc.

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Value Line Special Situations Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in a broadly diversified list of "special situations."

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) Amortization. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.

--------------------------------------------------------------------------------
16

                                    The Value Line Special Situations Fund, Inc.

                                                                   June 30, 2000
--------------------------------------------------------------------------------

2.   Capital Share Transactions, Dividends and
     Distributions  to  Shareholders

Transactions in capital stock were as follows (in thousands except per share amounts):

                                                Six Months
                                                   Ended
                                                  June 30,         Year Ended
                                                    2000          December 31,
                                                (unaudited)           1999
                                                ------------------------------

Shares sold ................................       16,607            18,731
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ........................         --                 801
                                                  -------------------------
                                                   16,607            19,532
Shares repurchased .........................       15,837            14,757
                                                  -------------------------
Net increase ...............................          770             4,775
                                                  =========================
Distributions per share from
  net realized gains .......................      $  --              $1.395
                                                  =========================

3. Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                            Six Months
                                                               Ended
                                                           June 30, 2000
                                                            (unaudited)
                                                           -------------
                                                           (in thousands)
Purchases:
Investment Securities ................................        $179,324
                                                              ========
Sales:
Investment Securities ................................        $166,688
                                                              ========

At June 30, 2000, the aggregate cost of investment securities and repurchase agreement for federal income tax purposes was $291,311,000. The aggregate appreciation and depreciation of investments at June 30, 2000, based on a comparison of investment values and their costs for federal income tax purposes, was $194,515,000 and $21,048,000 respectively, resulting in a net appreciation of $173,467,000.

4. Investment Advisory Contract, Management Fees, and Transactions With Affiliates

An advisory fee of $1,725,000 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the six months ended June 30, 2000. This was computed at the rate of 3/4 of 1% of the average daily net assets during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

Certain officers and directors of the Adviser and its wholly owned subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and a director of the Fund. During the six months ended June 30, 2000, the Fund paid brokerage commissions totalling $54,000 to the distributor, which clears its transactions through unaffiliated brokers.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan at June 30, 2000, owned 959,983 shares of the Fund's capital stock, representing 5.9% of the outstanding shares. In addition, certain officers and directors of the Fund owned 129,502 shares of the Fund, representing 0.8% of the shares outstanding.

--------------------------------------------------------------------------------
                                                                              17

The Value Line Special Situations Fund, Inc.

Notes to Financial Statements (unaudited)                          June 30, 2000
--------------------------------------------------------------------------------

5.  Subsequent Event

At a special meeting of shareholders held on June 15, 2000, the shareholders approved the adoption of a Service and Distribution Plan (the "Plan") effective July 1, 2000. The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, provides for the payment of certain expenses incurred by the distributor in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets.


--------------------------------------------------------------------------------
18

                                    The Value Line Special Situations Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                         Six Months
                                            Ended                                  Years Ended December 31,
                                        June 30, 2000      ------------------------------------------------------------------------
                                         (unaudited)         1999            1998            1997            1996            1995
                                          -----------------------------------------------------------------------------------------
Net asset value,
  beginning of period .................   $  27.09         $  17.70        $  14.48        $  13.34        $  16.24        $  16.15
                                          -----------------------------------------------------------------------------------------
  Income (loss) from
    investment operations:
    Net investment (loss) income ......       (.08)            (.04)           (.04)           (.02)            .26             .06
    Net gains or losses on securities
      (both realized and unrealized)...       2.27            10.83            4.30            4.15             .85            4.58
                                          -----------------------------------------------------------------------------------------
    Total from investment operations...       2.19            10.79            4.26            4.13            1.11            4.64
                                          -----------------------------------------------------------------------------------------

  Less distributions:
    Dividends from net
      investment income ...............       --               --              --                 #            (.26)           (.06)
    Distributions from capital gains...       --              (1.40)          (1.04)          (2.99)          (3.75)          (4.49)
                                           -----------------------------------------------------------------------------------------
    Total distributions ...............       --              (1.40)          (1.04)          (2.99)          (4.01)          (4.55)
                                          -----------------------------------------------------------------------------------------

Net asset value, end of period ........   $  29.28         $  27.09        $  17.70        $  14.48        $  13.34        $  16.24
                                          =========================================================================================

Total return ..........................       8.08%+          61.66%          29.88%          32.10%           7.24%          28.96%
                                          =========================================================================================
Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ......................   $477,657         $421,031        $190,634        $116,040        $ 89,594        $ 98,408
Ratio of expenses to
  average net assets ..................        .88%*(2)         .89%(2)        1.02%(1)        1.08%(1)        1.08%(1)        1.06%
Ratio of net investment (loss) income
  to average net assets ...............       (.61)%*          (.22)%          (.34)%          (.14)%          1.44%           0.32%
Portfolio turnover rate ...............         37%+             85%            183%            240%            146%             10%

#    Dividend paid was less than one cent per share

(1)  Before offset of custody credits.

(2) Ratios reflect expenses grossed up for custody credit arrangement. The ratios of expenses to average net assets net of custody credits would not have changed.

+    Not annualized

*    Annualized.

See Notes to Financial Statements

--------------------------------------------------------------------------------
                                                                              19

The Value Line Special Situations Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950--The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952--Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956--The Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972--Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979--The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981--Value Line U.S. Government Securities Fund seeks maximum income without undue risk to principal. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983--Value Line Centurion Fund* seeks long-term growth of capital.

1984--The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and the National Bond Portfolio.

1985--Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986--Value Line Aggressive Income Trust seeks to maximize current income.

1987--Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal.

1987--Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993--Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993--Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

1995--Value Line U.S. Multinational Company Fund's investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.

--------------------------------------------------------------------------------
20

INVESTMENT ADVISER    Value Line, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

DISTRIBUTOR           Value Line Securities, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

CUSTODIAN BANK        State Street Bank and Trust Co.
                      225 Franklin Street
                      Boston, MA 02110

SHAREHOLDER           State Street Bank and Trust Co.
SERVICING AGENT       c/o NFDS
                      P.O. Box 219729
                      Kansas City, MO 64121-9729

INDEPENDENT           PricewaterhouseCoopers LLP
ACCOUNTANTS           1177 Avenue of the Americas
                      New York, NY 10036

LEGAL COUNSEL         Peter D. Lowenstein, Esq.
                      Two Sound View Drive, Suite 100
                      Greenwich, CT 06830

Directors             Jean Bernhard Buttner
                      John W. Chandler
                      Frances T. Newton
                      Francis C. Oakley
                      David H. Porter
                      Paul Craig Roberts
                      Marion N. Ruth
                      Nancy-Beth Sheerr

OFFICERS              Jean Bernhard Buttner
                      Chairman and President
                      Stephen E. Grant
                      Vice President
                      David T. Henigson
                      Vice President and
                      Secretary/Treasurer
                      Jack M. Houston
                      Assistant Secretary/Treasurer
                      Stephen La Rosa
                      Assistant Secretary/Treasurer


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and, accordingly, they do not express an opinion thereon. This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).


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